Fair Value Measurement - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2022 Y	Dec. 31, 2021
Common stock price | Sponsor Loans
Fair Value Measurement
Fair value measurement input	10.40	10.19	10.19		9.90
Common stock price | Private Placement Warrants
Fair Value Measurement
Fair value measurement input	10.40	10.19	10.19		9.90
Common stock price | Public Warrants
Fair Value Measurement
Fair value measurement input					0.0990
Risk-free interest rate (Bond) | Sponsor Loans
Fair Value Measurement
Fair value measurement input	0.0537		0.0451		0.0033
Risk-free interest rate (Bond) | Private Placement Warrants
Fair Value Measurement
Fair value measurement input	0.0406		0.0395		0.0134
Risk-free interest rate (Bond) | Public Warrants
Fair Value Measurement
Fair value measurement input					0.0134
Risk-free forward interest rate (Conversion Option) | Sponsor Loans
Fair Value Measurement
Fair value measurement input	0.0397		0.0391		0.0150
Expected term in years | Sponsor Loans
Fair Value Measurement
Fair value measurement input	0.36		0.36	0.36	0.85
Expected term in years | Private Placement Warrants
Fair Value Measurement
Fair value measurement input	5.36		5.36	5.36	5.85
Expected term in years | Public Warrants
Fair Value Measurement
Fair value measurement input					5.85
Expected volatility | Sponsor Loans
Fair Value Measurement
Fair value measurement input	0.0000		0.0000		0.1040
Expected volatility | Private Placement Warrants
Fair Value Measurement
Fair value measurement input	0.0000		0.0000		0.1040
Expected volatility | Public Warrants
Fair Value Measurement
Fair value measurement input					0.1040
Credit spread | Sponsor Loans
Fair Value Measurement
Fair value measurement input	0.0335		0.0533		0.0319
Exercise price | Private Placement Warrants
Fair Value Measurement
Fair value measurement input	11.50	11.50	11.50		11.50
Exercise price | Public Warrants
Fair Value Measurement
Fair value measurement input					11.50
Warrant fair value | Private Placement Warrants
Fair Value Measurement
Fair value measurement input	0.02	0.07	0.07		0.69
Warrant fair value | Public Warrants
Fair Value Measurement
Fair value measurement input					0.69